Fees Summary	Dec. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 163.83
Previously Paid Amount	0.00
Total Fee Amount	0.02
Total Offset Amount	0.00
Net Fee	$ 0.02